Financial instruments and risk management - Foreign currency risk (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency risk
Percentage of total collections denominated in U.S. dollars	38.00%	40.00%	38.00%
United States of America and Central America
Foreign currency risk
Percentage of revenues	32.00%	30.00%	33.00%